Offerings - Offering: 1	Sep. 11, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the “Securities Act”) and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any additional registration fees will be paid subsequently on a pay-as-you-go
basis.

(2)	The registrant is registering hereby an indeterminate initial offering price and number or amount of debt securities as may from time to time be sold at indeterminate prices.